Prospectus Supplement July 1, 2019

For the following series with prospectuses dated January 1, 2019 (each as supplemented to date):

American Funds College Target Date Series®	American Funds Portfolio SeriesSM
American Funds Retirement Income Portfolio SeriesSM	American Funds Target Date Retirement Series®

Changes apply to all funds unless otherwise noted below.

1. The second and third paragraphs of the “Rollovers from retirement plans to IRA’s” section of the prospectus for each of the series listed above (other than American Funds College Target Date Series) are amended to read as follows:

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

·	rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;
·	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
·	rollovers to Capital Bank and Trust Company IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

2. The following sections under the title “Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”) Class A share Front-End Sales Charge Waiver” in the “Appendix” section of the prospectus is amended to read as follows:

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”) Class A share Front-End Sales Charge Waiver

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Raymond James

·	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
·	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
·	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
·	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

·	Death or disability of the shareholder.
·	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
·	Return of excess contributions from an IRA Account.
·	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
·	Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

·	Breakpoints as described in this prospectus.
·	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
·	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-343-0719P Printed in USA CGD/AFD/10039-S74869

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Statement of Additional Information Supplement July 1, 2019

For the following series with statements of additional information dated January 1, 2019 (as supplemented to date):

American Funds College Target Date Series®	American Funds Portfolio SeriesSM
American Funds Retirement Income Portfolio SeriesSM	American Funds Target Date Retirement Series®

1. The second paragraph under the heading “Administrative services” in the “Management of the series” section of the American Funds College Target Date Series statement of additional information is amended to read as follows:

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the series and the investment adviser relating to the series’ Class 529 shares. The Administrative Agreement will continue in effect until April 30, 2019, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the series’ board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The series may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). The funds are not assessed an administrative services fee for the administrative services provided to the series. However, the investment adviser receives an administrative services fee at the annual rate of ..03% of the average daily net assets from the R-6 shares of the underlying funds (which could be increased as described in the current prospectus of the applicable underlying funds) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

2. The second paragraph under the heading “Administrative services” in the “Management of the series” section of the American Funds Portfolio Series statement of additional information is amended to read as follows:

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the series and the investment adviser relating to the series’ Class A, C, T, F, R, 529 and ABLE-A shares. The Administrative Agreement will continue in effect until April 30, 2019, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the series’ board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The series may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). The funds are not assessed an administrative services fee for administrative services. However, the investment adviser receives an administrative services fee at the annual rate of ..03% of the average daily net assets from the R-6 shares of the underlying funds (which could be increased as described in the current prospectus of the applicable underlying funds) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

3. The second paragraph under the heading “Administrative services” in the “Management of the series” section of the American Funds Retirement Income Portfolio Series statement of additional information is amended to read as follows:

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the series and the investment adviser relating to the series’ Class A, C, T, F and R shares. The Administrative Agreement will continue in effect until April 30, 2019, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the series’ board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The series may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). The funds are not assessed an administrative services fee for administrative services. However, the investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets from the R-6 shares of the underlying funds (which could be increased as described in the current prospectus of the applicable underlying funds) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

4. The third paragraph under the heading “Administrative services” in the “Management of the series” section of the American Funds Target Date Retirement Series statement of additional information is amended to read as follows:

The investment adviser receives an administrative services fee at the annual rate of .03% of average daily net assets from the R-6 shares of the underlying funds for administrative services (which could be increased as described in the current prospectus of the applicable underlying funds) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-337-0719O CGD/10149-S74846